CM COMMODITY INDEX FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Principal Amount		Value
SHORT-TERM INVESTMENTS: 100.0%
United States Treasury Obligations: 95.6%
	United States Treasury Bills
$23,000,000	0.01%, 05/02/19 (a)	$22,952,996
61,000,000	0.01%, 05/09/19 (a)	60,847,489
60,000,000	0.01%, 05/16/19	59,822,625
60,000,000	0.01%, 05/30/19 (a)	59,769,163
50,000,000	0.01%, 06/06/19 (a)	49,784,125
55,000,000	0.01%, 06/13/19 (a)	54,736,934
35,000,000	0.01%, 06/20/19	34,816,522
40,000,000	2.38%, 04/25/19 (a)	39,936,667
60,000,000	2.39%, 04/18/19	59,932,425
50,000,000	2.39%, 05/23/19 (a)	49,827,822
		492,426,768

Number of Shares
Money Market Fund: 4.4%
22,923,688	AIM Treasury Portfolio - Institutional Class	22,923,688
Total Short-term Investments (Cost: $515,334,296)		515,350,456
Liabilities in excess of other assets: (0.0)%		(95,256)
NET ASSETS: 100.0%		$515,255,200

Total Return Swap Contracts – As of March 31, 2019.

Long Exposure

Counterparty	Referenced Obligation	Notional Amount	Rate paid by the Fund (b)	Termination Date	% of Net Assets	Unrealized Depreciation
UBS	UBS Bloomberg Constant Maturity Commodity Index Total Return	$512,135,000	2.83%	05/08/19	(0.1)%	$(528,690)

Footnotes:

(a)	All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $83,728,432.
(b)	The rate shown reflects the rate in effect at the reporting period: 3 Month T-Bill rate + 0.40%.

Summary of Investments by Sector	% of Investments	Value
Government	95.6%	$492,426,768
Money Market Fund	4.4	22,923,688
	100.0%	$515,350,456

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 94.4%
Argentina: 0.2%
610,739	Grupo Supervielle SA (ADR)	$3,713,293
Brazil: 4.6%
4,391,300	Fleury SA	22,879,824
7,320,400	International Meal Co. Alimentacao SA	12,134,138
11,320,700	Movida Participacoes SA	31,371,294
2,582,000	Rumo SA *	12,628,577
955,000	Smiles Fidelidade SA	11,634,592
		90,648,425
China / Hong Kong: 35.6%
722,400	Alibaba Group Holding Ltd. (ADR) *	131,801,880
19,716,000	A-Living Services Co. Ltd. Reg S 144A * #	33,728,549
3,264,000	Anta Sports Products Ltd. #	22,250,662
1,119,000	Baozun, Inc. (ADR) *	46,483,260
49,427,000	Beijing Enterprises Water Group Ltd. #	30,576,398
8,365,994	China Animal Healthcare Ltd. * # ∞	0
4,835,000	China Education Group Holdings Ltd. Reg S #	7,377,854
20,898,000	China Maple Leaf Educational Systems Ltd. #	10,094,094
15,580,000	China ZhengTong Auto Services Holdings Ltd. #	8,683,613
37,275,000	Fu Shou Yuan International Group Ltd. #	34,257,059
6,555,000	Galaxy Entertainment Group Ltd. #	44,672,415
597,000	Huazhu Group Ltd. (ADR)	25,157,580
334,796	Kweichow Moutai Co. Ltd. #	42,462,477
9,791,000	Ping An Insurance Group Co. of China Ltd. #	110,229,175
1,067,000	Shenzhou International Group Holdings Ltd. #	14,335,370
117,000	Silergy Corp. #	1,752,598
2,507,500	Tencent Holdings Ltd. #	115,314,368
5,583,000	Yihai International Holding Ltd. #	24,872,192
		704,049,544
Egypt: 1.7%
5,435,312	Commercial International Bank Egypt SAE #	21,517,937
14,870,278	Juhayna Food Industries #	11,372,576
2,941,849	Sarwa Capital SAE *	1,072,850
		33,963,363
Georgia: 1.6%
890,197	Bank of Georgia Group Plc (GBP) #	19,183,218
815,197	Georgia Capital Plc (GBP) *	11,573,108
		30,756,326
Germany: 0.9%
480,000	Delivery Hero SE Reg S 144A *	17,337,772
Hungary: 0.5%
247,000	OTP Bank Nyrt #	10,889,202
India: 10.3%
1,149,000	Cholamandalam Investment and Finance Co. Ltd. #	24,055,513
2,555,700	GRUH Finance Ltd. #	10,181,353
1,442,000	HDFC Bank Ltd. #	48,324,319
458,000	HDFC Bank Ltd. (ADR)	53,086,780
1,973,200	Phoenix Mills Ltd. #	18,737,543
970,000	Quess Corp. Ltd. Reg S 144A * #	10,389,839
800,000	Reliance Industries Ltd. #	15,741,924
1,404,000	Titan Co. Ltd. #	23,212,001
		203,729,272
Indonesia: 2.6%
120,675,000	Bank Rakyat Indonesia Tbk PT #	35,039,215
110,900,000	Bank Tabungan Pensiunan Nasional Syariah Tbk PT * #	17,212,666
		52,251,881
Kenya: 0.9%
62,420,000	Safaricom Plc	17,091,190
Kuwait: 0.8%
1,481,090	Human Soft Holding Co. KSC	15,692,443
Malaysia: 1.3%
14,177,000	Malaysia Airports Holdings Bhd #	25,182,547
Mexico: 2.8%
6,782,247	Qualitas Controladora SAB de CV	16,681,108
4,190,000	Regional SAB de CV	21,105,153
8,049,000	Unifin Financiera SAB de CV SOFOM ENR	17,345,973
		55,132,234
Peru: 0.3%
21,000	Credicorp Ltd. (USD)	5,038,950
Philippines: 5.4%
48,122,700	Ayala Land, Inc. #	41,177,373
150,700,000	Bloomberry Resorts Corp. #	34,445,147
12,263,740	International Container Terminal Services, Inc.	30,525,058
		106,147,578
Poland: 0.5%
249,542	Kruk SA #	9,920,576
Russia: 3.0%
220,000	Sberbank of Russia (ADR)	2,899,600
2,191,000	Sberbank of Russia PJSC (ADR) #	29,086,824
782,000	Yandex NV (USD) *	26,853,880
		58,840,304
South Africa: 6.6%
8,386,708	Advtech Ltd. #	7,119,223
427,727	Naspers Ltd. #	99,678,189
19,654,810	Transaction Capital Ltd.	24,247,119
		131,044,531
South Korea: 2.3%
121,000	Koh Young Technology, Inc. #	9,130,107
16,900	Samsung Biologics Co. Ltd. Reg S 144A * #	4,770,327
172,185	Samsung SDI Co. Ltd. #	32,630,328
		46,530,762
Spain: 2.1%
1,568,367	CIE Automotive SA #	42,229,618
Switzerland: 0.6%
305,000	Wizz Air Holdings Plc Reg S 144A (GBP) * #	11,968,044
Taiwan: 2.9%
4,159,000	Chroma ATE, Inc. #	19,848,135
525,960	Gourmet Master Co. Ltd. #	3,505,446
2,053,132	Poya International Co. Ltd. #	24,301,682
1,973,000	TaiMed Biologics, Inc. * #	10,775,653
		58,430,916
Thailand: 2.3%
8,958,000	CP ALL PCL #	21,108,902
14,587,433	Srisawad Corp. PCL (NVDR) #	24,432,519
316,667	Srisawad Corp. PCL - Foreign #	530,387
		46,071,808
Turkey: 2.7%
3,102,147	AvivaSA Emeklilik ve Hayat AS	5,341,335
8,000,392	MLP Saglik Hizmetleri AS Reg S 144A * #	18,160,581
9,857,140	Sok Marketler Ticaret AS * #	16,036,102
4,794,000	Tofas Turk Otomobil Fabrikasi AS #	14,758,647
		54,296,665
United Arab Emirates: 1.0%
685,000	NMC Health Plc (GBP) #	20,417,611
United Kingdom: 0.0%
812,346	Hirco Plc * # ∞	0
United States: 0.6%
759,000	Laureate Education, Inc. *	11,362,230
Uruguay: 0.3%
2,480,797	Biotoscana Investments SA (BDR) *	5,347,651
Total Common Stocks (Cost: $1,584,488,486)		1,868,084,736

PREFERRED STOCKS: 3.7%
Brazil: 1.5%
3,378,890	Itau Unibanco Holding SA, 4.18%	29,712,588
South Korea: 2.2%
1,332,800	Samsung Electronics Co. Ltd., 2.93% #	42,676,487
Total Preferred Stocks (Cost: $51,141,265)		72,389,075
MONEY MARKET FUND: 1.8% (Cost: $36,256,090)
36,256,090	AIM Treasury Portfolio - Institutional Class	36,256,090
Total Investments: 99.9% (Cost: $1,671,885,841)		1,976,729,901
Other assets less liabilities: 0.1%		1,923,465
NET ASSETS: 100.0%		$1,978,653,366

Definitions:

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GBP	British Pound
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,330,354,585 which represents 67.2% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $96,355,112, or 4.9% of net assets.

Summary of Investments by Sector	% of Investments	Value
Communication Services	8.6%	$170,894,030
Consumer Discretionary	32.9	650,890,323
Consumer Staples	5.9	115,852,249
Energy	0.8	15,741,924
Financials	27.9	552,420,761
Health Care	4.2	82,351,647
Industrials	7.9	155,793,908
Information Technology	5.4	106,037,655
Money Market Fund	1.8	36,256,090
Real Estate	3.0	59,914,916
Utilities	1.6	30,576,398
	100.0%	$1,976,729,901

GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 97.3%
Bermuda: 2.0%
1,255,000	Golar LNG Ltd. (USD)	$26,467,950
Canada: 25.1%
877,606	Agnico-Eagle Mines Ltd. (USD)	38,175,861
4,100,845	Barrick Gold Corp. (USD)	56,222,585
5,594,088	Encana Corp. (USD)	40,501,197
5,071,000	First Quantum Minerals Ltd.	57,489,168
703,500	Goldcorp, Inc. (USD)	8,048,040
1,993,600	IAMGOLD Corp. (USD) *	6,917,792
4,234,300	Kinross Gold Corp. (USD) *	14,565,992
944,871	Nutrien Ltd. (USD)	49,851,394
2,929,700	Teck Resources Ltd. (USD)	67,910,446
		339,682,475
Israel: 1.3%
476,900	SolarEdge Technologies, Inc. (USD) *	17,969,592
Switzerland: 5.0%
15,396,825	Glencore Plc (GBP) * #	63,806,851
6,123,900	Weatherford International Plc (USD) *	4,274,482
		68,081,333
United Kingdom: 6.2%
794,200	Anglo American Plc #	21,241,963
1,636,700	KAZ Minerals Plc #	13,931,912
830,700	Rio Tinto Plc (ADR)	48,886,695
		84,060,570
United States: 57.7%
503,100	Anadarko Petroleum Corp.	22,880,988
223,700	Bunge Ltd.	11,871,759
513,300	Cabot Oil & Gas Corp.	13,397,130
1,083,900	CF Industries Holdings, Inc.	44,309,832
84,900	Chart Industries, Inc. *	7,685,148
450,500	Cimarex Energy Co.	31,489,950
2,084,300	CNX Resources Corp. *	22,447,911
524,682	Concho Resources, Inc.	58,218,715
666,468	Diamondback Energy, Inc.	67,666,496
250,100	DowDuPont, Inc.	13,332,831
399,300	EOG Resources, Inc.	38,005,374
468,000	Green Plains Renewable Energy, Inc.	7,806,240
234,800	Halliburton Co.	6,879,640
889,691	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	22,811,677
308,600	Kirby Corp. *	23,178,946
566,100	Louisiana-Pacific Corp.	13,801,518
1,121,800	Nabors Industries Ltd.	3,858,992
1,048,700	Newmont Mining Corp.	37,511,999
128,700	Ormat Technologies, Inc.	7,097,805
2,294,800	Parsley Energy, Inc. *	44,289,640
1,102,800	Patterson-UTI Energy, Inc.	15,461,256
277,800	PBF Energy, Inc.	8,650,692
713,700	PDC Energy, Inc. *	29,033,316
394,900	Pioneer Natural Resources Co.	60,135,372
1,720,000	ProPetro Holding Corp. *	38,768,800
157,100	Schlumberger Ltd.	6,844,847
732,800	Steel Dynamics, Inc.	25,845,856
1,335,400	Sunrun, Inc. *	18,775,724
1,325,100	Transocean Ltd. *	11,541,621
440,300	Tyson Foods, Inc.	30,570,029
604,200	Viper Energy Partners LP	20,035,272
1,320,700	WPX Energy, Inc. *	17,314,377
		781,519,753
Total Common Stocks (Cost: $1,086,897,509)		1,317,781,673
MONEY MARKET FUND: 0.4% (Cost: $5,498,929)
5,498,929	AIM Treasury Portfolio - Institutional Class	5,498,929
Total Investments: 97.7% (Cost: $1,092,396,438)		1,323,280,602
Other assets less liabilities: 2.3%		30,666,028
NET ASSETS: 100.0%		$1,353,946,630

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $98,980,726 which represents 7.3% of net assets.

Summary of Investments by Sector	% of Investments	Value
Consumer Staples	3.2%	$42,441,788
Energy	45.0	595,970,258
Industrials	3.8	49,639,818
Information Technology	1.4	17,969,592
Materials	44.0	581,850,735
Money Market Fund	0.4	5,498,929
Real Estate	1.7	22,811,677
Utilities	0.5	7,097,805
	100.0%	$1,323,280,602

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.2%
Australia: 19.7%
13,565,343	Bellevue Gold Ltd. * #	$5,310,227
19,376,020	Cardinal Resources Ltd. ‡ *	4,677,699
13,546,587	Evolution Mining Ltd. #	35,205,859
27,575,005	Gold Road Resources Ltd. * #	18,995,840
350,725	Newcrest Mining Ltd. #	6,351,636
3,131,000	Northern Star Resources Ltd. #	19,891,563
3,751,057	OceanaGold Corp. (CAD)	11,789,157
4,293,000	SolGold Plc (GBP) *	2,105,168
40,818,400	West African Resources Ltd. * #	9,284,503
		113,611,652
Canada: 68.4%
640,900	Agnico-Eagle Mines Ltd. (USD)	27,879,150
2,390,714	Alamos Gold, Inc. (USD)	12,144,827
911,500	Allegiant Gold Ltd. *	143,237
1,503,000	Allegiant Gold Ltd. * # ø	236,188
1,188,100	Auryn Resources, Inc. *	1,751,455
14,803,836	B2Gold Corp. (USD) *	41,598,779
2,930,600	Barrick Gold Corp. (USD)	40,178,526
1,739,000	Bear Creek Mining Corp. *	1,873,880
948,000	Bear Creek Mining Corp. (USD) * ø	1,002,984
667,000	Bear Creek Mining Corp. (USD) *	705,686
2,951,430	Bonterra Resources, Inc. *	4,196,294
5,393,000	Columbus Gold Corp. *	827,302
6,683,640	Continental Gold, Inc. *	14,454,087
6,531,230	Corvus Gold, Inc. ‡ *	10,214,593
3,262,000	Eastmain Resources, Inc. *	341,737
481,000	Eastmain Resources, Inc. (USD) * #	51,323
1,839,000	Eastmain Resources, Inc. (USD) * # ø	196,221
2,930,627	First Mining Gold Corp. *	756,588
2,363,444	Gold Standard Ventures Corp. (USD) *	2,410,713
1,003,283	Goldcorp, Inc. (USD)	11,477,558
961,000	Golden Star Resources Ltd. (USD) *	3,815,170
3,242,000	IAMGOLD Corp. (USD) *	11,249,740
3,822,000	Kinross Gold Corp. (USD) *	13,147,680
2,070,684	Kirkland Lake Gold Ltd. (USD)	62,969,500
4,086,629	Leagold Mining Corp. *	5,749,139
17,978,782	Liberty Gold Corp. ‡ *	4,708,777
718,000	Lundin Gold, Inc. *	2,767,015
2,526,000	Midas Gold Corp. *	1,587,788
3,079,000	Nighthawk Gold Corp. *	771,852
8,653,375	Orezone Gold Corp. *	3,302,444
3,375,000	Orezone Gold Corp. * #	1,288,023
396,000	Osisko Gold Royalties Ltd. (USD)	4,451,040
4,927,400	Osisko Mining, Inc. *	10,766,646
3,601,100	Otis Gold Corp. *	255,999
2,109,500	Premier Gold Mines Ltd. *	2,462,543
929,000	Pretium Resources, Inc. (USD) *	7,952,240
3,523,500	Probe Metals, Inc. *	2,583,926
8,935,000	Pure Gold Mining, Inc. *	3,744,229
8,665,756	Rio2 Ltd. ‡ *	2,853,244
8,417,000	Sabina Gold and Silver Corp. *	7,904,617
4,778,907	Semafo, Inc. *	13,267,291
780,000	SSR Mining, Inc. (USD) *	9,874,800
1,153,000	TMAC Resources, Inc. Reg S *	3,753,171
1,196,986	Wheaton Precious Metals Corp. (USD)	28,512,207
4,592,109	Yamana Gold, Inc. (USD)	11,985,404
		394,165,613
Mexico: 1.8%
903,451	Fresnillo Plc (GBP) #	10,238,716
Monaco: 0.6%
213,079	Endeavour Mining Corp. (CAD) *	3,198,537
South Africa: 0.2%
361,000	Gold Fields Ltd. (ADR)	1,346,530
United States: 8.5%
1,565,875	Argonaut Gold, Inc. (CAD) *	2,202,900
2,160,000	Argonaut Gold, Inc. (CAD) * ø	3,038,725
997,900	Newmont Mining Corp.	35,694,883
87,100	Royal Gold, Inc.	7,920,003
		48,856,511
Total Common Stocks (Cost: $379,857,417)		571,417,559
WARRANTS: 0.1%
Canada: 0.1%
2,072,000	Alio Gold, Inc. Warrants (CAD 3.44, expiring 01/22/20) * #	0
1,503,000	Allegiant Gold Ltd. Warrants (CAD 1.20, expiring 01/30/20) * # ø	0
2,872,000	Bonterra Resources, Inc. Warrants (CAD 5.60, expiring 12/28/19) * #	3,224
938,434	Leagold Mining Corp. Warrants (CAD 3.70, expiring 05/24/20) * #	36,867
10,822,000	Liberty Gold Corp. Warrants (CAD 0.60, expiring 10/02/21) ‡ * #	364,418
1,975,000	Probe Metals, Inc. Warrants (CAD 1.45, expiring 06/19/20) * #	133,012
5,058,500	Pure Gold Mining, Inc. Warrants (CAD 0.85, expiring 05/24/20) * #	198,729
Total Warrants (Cost: $1,324,450)		736,250
MONEY MARKET FUND: 0.5% (Cost: $2,761,509)
2,761,509	AIM Treasury Portfolio - Institutional Class	2,761,509
Total Investments: 99.8% (Cost: $383,943,376)		574,915,318
Other assets less liabilities: 0.2%		1,129,333
NET ASSETS: 100.0%		$576,044,651

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

Footnotes:

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $107,786,349 which represents 18.7% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $4,474,118, or 0.8% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Restricted securities held by the Fund as of March 31, 2019 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Allegiant Gold Ltd.	11/20/2017	1,503,000	$711,395	$236,188	0.1%
Allegiant Gold Ltd. Warrants	11/20/2017	1,503,000	—	0	0.0
Argonaut Gold, Inc.	11/13/2009	2,160,000	10,383,442	3,038,725	0.5
Bear Creek Mining Corp.	08/15/2005	948,000	2,865,287	1,002,984	0.2
Eastmain Resources, Inc.	06/13/2008	1,839,000	2,503,501	196,221	0.0
			$16,463,625	$4,474,118	0.8%

Summary of Investments by Sector	% of Investments	Value
Diversified Metals & Mining	1.8%	$10,245,353
Gold	88.5	508,808,337
Silver	4.9	28,512,207
Precious Metals & Minerals	4.3	24,587,912
Money Market Fund	0.5	2,761,509
	100.0%	$574,915,318

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2019 is set forth below:

Affiliates	Value 12/31/18	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/19
Bonterra Resources, Inc.	$4,717,720	$2,070,870	$(619,830)	$(660,553)	$—	$(1,311,913)	$—	(a)
Cardinal Resources Ltd.	6,016,746	—	(133,883)	(86,269)	—	(1,118,895)	4,677,699
Corvus Gold, Inc.	13,494,316	—	(827,695)	109,115	—	(2,561,143)	10,214,593
Liberty Gold Corp.	4,661,299	—	(726,883)	(559,776)	—	1,334,137	4,708,777
Liberty Gold Corp. Warrants	297,264	—	—	—	—	67,154	364,418
Rio2 Ltd.	3,335,689	—	(305,615)	(652,020)	—	475,190	2,853,244
	$32,523,034	$2,070,870	$(2,613,906)	$(1,849,503)	$—	$(3,115,470)	$22,818,731

(a) Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

VANECK MORNINGSTAR WIDE MOAT FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
Banks: 2.3%
3,221	Wells Fargo & Co.	$155,639
Capital Goods: 7.5%
1,209	Caterpillar, Inc.	163,807
2,460	Emerson Electric Co.	168,436
492	General Dynamics Corp.	83,286
672	United Technologies Corp.	86,614
		502,143
Commercial & Professional Services: 1.4%
785	Equifax, Inc.	93,023
Consumer Durables & Apparel: 1.3%
992	Polaris Industries, Inc.	83,755
Consumer Services: 2.6%
450	McDonald’s Corp.	85,455
1,162	Starbucks Corp.	86,383
		171,838
Diversified Financials: 9.6%
384	BlackRock, Inc.	164,110
2,360	State Street Corp.	155,312
1,660	T Rowe Price Group, Inc.	166,199
3,650	The Charles Schwab Corp.	156,074
		641,695
Food, Beverage & Tobacco: 14.0%
4,252	Campbell Soup Co.	162,129
3,581	General Mills, Inc.	185,317
733	Hershey Co.	84,170
2,743	Kellogg Co.	157,393
3,489	Mondelez International, Inc.	174,171
2,014	Philip Morris International, Inc.	178,017
		941,197
Health Care Equipment & Services: 12.3%
2,095	AmerisourceBergen Corp.	166,594
3,351	Cardinal Health, Inc.	161,351
1,398	McKesson Corp.	163,650
1,697	Medtronic Plc	154,563
1,385	Zimmer Biomet Holdings, Inc.	176,864
		823,022
Materials: 2.7%
3,382	Compass Minerals International, Inc.	183,879
Media & Entertainment: 8.6%
4,233	Comcast Corp.	169,235
1,039	Facebook, Inc. *	173,191
1,855	John Wiley & Sons, Inc.	82,028
1,390	The Walt Disney Co.	154,332
		578,786
Pharmaceuticals, Biotechnology: 9.0%
1,147	Allergan Plc	167,932
518	Biogen, Inc. *	122,445
1,451	Bristol-Myers Squibb Co.	69,227
2,463	Gilead Sciences, Inc.	160,120
1,957	Pfizer, Inc.	83,114
		602,838
Real Estate: 2.5%
1,098	Jones Lang LaSalle, Inc.	169,290
Retailing: 2.7%
101	Amazon.com, Inc. *	179,856
Semiconductor: 10.5%
4,549	Applied Materials, Inc.	180,413
3,153	Intel Corp.	169,316
1,550	KLA-Tencor Corp.	185,085
2,002	Microchip Technology, Inc.	166,086
		700,900
Software & Services: 10.5%
1,218	Blackbaud, Inc.	97,111
1,905	Guidewire Software, Inc. *	185,090
733	Microsoft Corp.	86,450
1,101	Salesforce.com, Inc. *	174,365
8,721	The Western Union Co.	161,077
		704,093
Utilities: 2.3%
2,024	Dominion Energy, Inc.	155,160
Total Common Stocks (Cost: $6,314,478)		6,687,114
MONEY MARKET FUND: 0.4% (Cost: $25,871)
25,871	AIM Treasury Portfolio - Institutional Class	25,871
Total Investments: 100.2% (Cost: $6,340,349)		6,712,985
Liabilities in excess of other assets: (0.2)%		(13,525)
NET ASSETS: 100.0%		$6,699,460

Footnotes:

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Communication Services	8.6%	$578,786
Consumer Discretionary	6.5	435,449
Consumer Staples	14.0	941,197
Financials	11.9	797,334
Health Care	21.3	1,425,860
Industrials	8.9	595,166
Information Technology	20.9	1,404,993
Materials	2.7	183,879
Real Estate	2.5	169,290
Utilities	2.3	155,160
Money Market Fund	0.4	25,871
	100.0%	$6,712,985

VANECK NDR MANAGED ALLOCATION FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUNDS: 99.3% (a)
75,678	iShares Barclays Aggregate Bond Fund	$8,254,199
25,160	iShares MSCI Canada ETF	695,422
48,953	iShares MSCI Eurozone ETF	1,889,586
12,849	iShares MSCI Japan ETF	703,097
25,261	iShares MSCI Pacific ex Japan ETF	1,159,480
7,293	iShares MSCI South Korea Capped ETF	444,508
12,938	iShares MSCI Switzerland Capped ETF	457,617
15,440	iShares MSCI United Kingdom ETF	509,674
42,785	iShares Russell 1000 Growth Index Fund	6,475,938
43,926	iShares Russell 1000 Value ETF	5,424,422
7,849	iShares Russell 2000 Growth ETF	1,543,584
10,913	iShares Russell 2000 Value ETF	1,308,469
7,630	JPMorgan BetaBuilders Japan ETF	173,354
69,127	Vanguard FTSE Emerging Markets ETF	2,937,898
101,722	Vanguard Total Bond Market ETF	8,257,792
Total Exchange Traded Funds (Cost: $37,751,544)		40,235,040
MONEY MARKET FUND: 0.4% (a) (Cost: $179,996)
179,996	AIM Treasury Portfolio - Institutional Class	179,996
Total Investments: 99.7% (Cost: $37,931,540)		40,415,036
Other assets less liabilities: 0.3%		108,809
NET ASSETS: 100.0%		$40,523,845

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website, at https://www.sec.gov/.

Summary of Investments by Sector	% of Investments	Value
Exchange Traded Funds	99.6%	$40,235,040
Money Market Fund	0.4	179,996
	100.0%	$40,415,036

UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 27.4%
Cayman Islands: 2.6%
		Fantasia Holdings Group Co. Ltd. Reg S
USD	130,000	7.38%, 10/04/19 (c)	$117,605
	135,000	8.38%, 03/08/21	127,385
	220,000	NagaCorp. Ltd. 144A 9.38%, 05/21/20 (c)	231,560
			476,550
Chile: 0.6%
	112,000	Codelco, Inc. 144A 4.38%, 08/05/48 (c)	113,854
China / Hong Kong: 1.1%
	200,000	Agile Group Holdings Ltd. Reg S 6.88% (US Treasury Yield Curve Rate T 5 Year+9.22%), 03/07/23 (c)	196,449
Indonesia: 1.6%
	255,000	Bukit Makmur Mandiri Utama PT Reg S 7.75%, 02/13/20 (c)	267,748
	60,829	Bumi Resources Tbk PT 0.00%, 12/11/22 ^ (b) *	31,783
			299,531
Ireland: 1.3%
	224,000	Eurotorg LLC via Bonitron DAC 144A 8.75%, 10/30/22	230,608
Luxembourg: 4.1%
	210,000	CSN Resources SA Reg S 6.50%, 07/21/20	210,527
	113,000	Millicom International Cellular SA 144A 6.25%, 03/25/24 (c)	115,239
	203,000	Puma International Financing SA Reg S 5.00%, 01/24/21 (c)	176,757
	248,000	Topaz Marine SA 144A 9.13%, 07/26/19 (c)	252,215
			754,738
Malaysia: 0.9%
MYR	634,000	Country Garden Real Estate Sdn Bhd 6.60%, 02/23/23	156,706
Mexico: 0.0%
USD	380,000	Corp. GEO SAB de CV Reg S 9.25%, 04/29/19 (c) (d) * # ∞	0
Netherlands: 5.8%
	238,000	Listrindo Capital BV Reg S 4.95%, 09/14/21 (c)	231,455
	170,000	Metinvest BV 144A 7.75%, 01/23/23 (c)	166,790
	669,000	Petrobras Global Finance BV 6.90%, 03/19/49	663,247
			1,061,492
Nigeria: 1.2%
	217,000	Seplat Petroleum Development Co. Plc 144A 9.25%, 04/01/20 (c)	224,052
Panama: 0.2%
	41,000	Avianca Holdings SA Reg S 8.38%, 04/29/19 (c)	41,000
Paraguay: 0.3%
	57,000	Telefónica Celular del Paraguay SA 144A 5.88%, 04/15/22 (c)	57,000
Singapore: 4.0%
	230,777	Eterna Capital Pte Ltd. 8.00% 04/29/19 (c)	209,730
	38,718	Eterna Capital Pte Ltd. Reg S 6.00% 04/29/19 (c)	37,806
	267,000	Geo Coal International Pte Ltd. Reg S 8.00%, 10/04/20 (c)	246,635
	249,000	Indika Energy Capital III Pte Ltd. Reg S 5.88%, 11/09/21 (c)	237,737
			731,908
Ukraine: 0.5%
	97,000	Kernel Holding SA Reg S 8.75%, 01/31/22	99,506
United Kingdom: 2.0%
	193,831	DTEK Finance Plc 10.75% 04/29/19 (c)	194,219
	160,000	Tullow Oil Plc 144A 7.00%, 03/01/21 (c)	161,512
			355,731
United States: 1.2%
	228,000	Azul Investments LLP Reg S 5.88%, 10/26/21 (c)	217,170
Total Corporate Bonds (Cost: $4,953,171)			5,016,295
FOREIGN GOVERNMENT OBLIGATIONS: 66.5%
Argentina: 0.0%
	499	Provincia de Buenos Aires Reg S 4.00%, 05/15/35 (s)	298
Armenia: 1.0%
	169,000	Republic of Armenia 144A 7.15%, 03/26/25	188,114
Azerbaijan: 1.0%
	214,000	Republic of Azerbaijan Reg S 3.50%, 09/01/32	188,197
Belarus: 3.6%
	290,000	Republic of Belarus International Bond 144A 6.20%, 02/28/30	284,401
	351,000	Republic of Belarus International Bond Reg S 6.88%, 02/28/23	368,813
			653,214
Brazil: 5.7%
BRL	337,000	Brazil Notas do Tesouro Nacional, Series B 6.00%, 08/15/50 (a)	341,271
		Brazil Notas do Tesouro Nacional, Series F
	1,303,000	10.00%, 01/01/27	353,411
	1,267,000	10.00%, 01/01/29 (a)	345,552
			1,040,234
Colombia: 7.9%
		Colombian TES
COP	1,898,500,000	7.00%, 06/30/32 (a)	607,720
	1,042,000,000	7.50%, 08/26/26 (a)	353,531
	1,051,900,000	7.75%, 09/18/30 (a)	359,619
USD	111,000	Republic of Colombia Government Bond 5.20%, 11/15/48 (c)	119,580
			1,440,450
Costa Rica: 3.0%
		Costa Rica International Bonds Reg S
	193,000	7.00%, 04/04/44	184,653
	373,000	7.16%, 03/12/45	361,344
			545,997
Czech Republic: 5.6%
		Czech Republic Government Bonds Reg S
CZK	13,050,000	0.45%, 10/25/23	535,227
	10,480,000	2.50%, 08/25/28	482,911
			1,018,138
Dominican Republic: 1.0%
DOP	8,850,000	Dominican Republic International Bond Reg S 8.90%, 02/15/23	174,798
El Salvador: 3.6%
		El Salvador Government International Bonds Reg S
USD	196,000	5.88%, 01/30/25	191,102
	466,000	7.38%, 12/01/19	471,538
			662,640
Ghana: 3.2%
		Republic of Ghana Government Bonds 144A
	190,000	8.63%, 06/16/49	185,849
	396,000	8.95%, 03/26/51	397,934
			583,783
Indonesia: 4.2%
		Indonesia Treasury Bonds
IDR	5,371,000,000	5.63%, 05/15/23	358,839
	5,694,000,000	8.13%, 05/15/24	417,457
			776,296
Jordan: 2.1%
USD	189,000	Jordan Government International Bond 144A 7.38%, 10/10/47	186,613
	200,000	Jordan Government International Bond Reg S 7.38%, 10/10/47	197,474
			384,087
Kenya: 1.0%
	189,000	Republic of Kenya Government Bond 144A 8.25%, 02/28/48	191,954
Malaysia: 1.9%
MYR	1,395,000	Malaysia Government Bond 3.73%, 06/15/28	339,596
Nigeria: 3.1%
USD	508,000	Republic of Nigeria Government Bond 144A 9.25%, 01/21/49	564,676
Peru: 3.5%
		Peru Government Bonds Reg S 144A
PEN	840,000	5.94%, 02/12/29	266,855
	1,154,000	6.15%, 08/12/32	366,475
			633,330
Poland: 2.2%
PLN	1,565,000	Republic of Poland Government Bond 2.75%, 04/25/28	408,125
Singapore: 2.0%
SGD	496,000	Singapore Government Bond 2.00%, 02/01/24	367,411
Suriname: 1.0%
USD	183,000	Republic of Suriname International Bond Reg S 9.25%, 10/26/26	180,530
Thailand: 6.1%
		Thailand Government Bonds
THB	13,933,000	2.13%, 12/17/26	432,995
	3,414,000	2.40%, 12/17/23	109,147
	4,400,000	2.88%, 12/17/28	143,919
	12,469,000	3.78%, 06/25/32	438,579
			1,124,640
Ukraine: 1.7%
USD	305,000	Ukraine Government International Bond 144A 8.99%, 02/01/24	307,037
United Kingdom: 0.9%
UAH	5,100,000	Ukreximbank Via Biz Finance Plc Reg S 16.50%, 03/02/21	172,486
Uzbekistan: 1.2%
USD	223,000	Republic of Uzbekistan International Bond 144A 4.75%, 02/20/24	222,354
Total Foreign Government Obligations (Cost: $11,880,419)			12,168,385

Number of Shares
COMMON STOCK: 0.0% (Cost: $0)
	10,247	Corp. GEO SAB de CV * # ∞	0
MONEY MARKET FUND: 7.1% (Cost: $1,294,435)
	1,294,435	AIM Treasury Portfolio - Institutional Class	1,294,435
Total Investments: 101.0% (Cost: $18,128,025)			18,479,115
Liabilities in excess of other assets: (1.0)%			(187,501)
NET ASSETS: 100.0%			$18,291,614

Definitions:
BRL	Brazilian Real
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
UAH	Ukrainian Hryvnia
USD	United States Dollar

Footnotes:
(a)	All or a portion of these securities are segregated for foreign forward currency contracts.
(b)	Contingent Value Right
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
^	Zero Coupon Bond
*	Non-income producing
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $0 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $4,715,092, or 25.8% of net assets.

Schedule of Open Forward Foreign Currency Contracts – March 31, 2019

Counterparty	Currency to be sold		Currency to be purchased		Settlement Dates	Unrealized Appreciation (Depreciation)
State Street Bank And Trust Company	USD	641,691	ZAR	9,282,388	4/15/2019	$623
State Street Bank And Trust Company	USD	740,918	MXN	14,265,263	4/15/2019	(7,519)
State Street Bank And Trust Company	USD	1,367,407	EUR	1,201,324	4/15/2019	(18,334)
State Street Bank And Trust Company	ZAR	9,282,388	USD	641,226	4/15/2019	(1,088)
State Street Bank And Trust Company	EUR	1,201,324	USD	1,361,617	4/15/2019	12,544
State Street Bank And Trust Company	MXN	14,265,263	USD	732,830	4/15/2019	(569)
State Street Bank And Trust Company	TRY	1,061,730	USD	183,402	4/25/2019	(1,479)
State Street Bank And Trust Company	TRY	1,039,258	USD	183,972	4/25/2019	3,005
State Street Bank And Trust Company	TRY	1,894,681	USD	324,905	4/25/2019	(5,019)
State Street Bank And Trust Company	TRY	1,871,288	USD	324,905	4/25/2019	(945)
State Street Bank And Trust Company	EUR	1,230,605	USD	1,392,448	4/26/2019	9,210
Net unrealized depreciation on forward foreign currency contracts						$(9,571)

EUR	Euro
MXN	Mexican Peso
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Summary of Investments by Sector	% of Investments	Value
Basic Materials	4.1%	$758,919
Communications	0.9	172,239
Consumer, Cyclical	4.4	819,844
Energy	10.5	1,945,741
Financial	3.2	598,145
Government	65.9	12,168,385
Industrial	2.7	489,952
Utilities	1.3	231,455
Money Market Fund	7.0	1,294,435
	100.0%	$18,479,115